Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net (Loss) Income Per Share	Net (Loss) Income Per Share
The following table sets forth the computation of basic and diluted loss per share of the Company's common stock, net of non-controlling interest:

	For the Year Ended December 31,
	2023	2022	2021
Numerator:
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	$(37,041)	$35,222	$6,858
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	$(823)	$(12,637)	$(7,960)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc.	$(37,864)	$22,585	$(1,102)
Denominator:
Weighted average shares outstanding used in calculating net (loss) income per share	427,986,755	426,422,220	426,422,220

Basic and diluted loss per share:
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	$(0.09)	$0.08	$0.02
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	$0.00	$(0.03)	$(0.02)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc.	$(0.09)	$0.05	$0.00

Basic and diluted loss per share are computed using the weighted average number of ordinary shares outstanding during the period.
Shares issuable upon the exercise of the conversion option related to the Convertible Note in the amount of 32,220,497 ordinary shares were excluded from the computation of diluted net loss per share for the year ended December 31, 2023 because of their anti-dilutive effect.